Document and Entity Information	0 Months Ended
Jul. 25, 2014
Risk/Return:
Document Type	497
Document Period End Date	Jul. 25, 2014
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	0000836487
Amendment Flag	false
Document Creation Date	Jul. 25, 2014
Document Effective Date	Jul. 25, 2014
Prospectus Date	Apr. 30, 2014
ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO | CLASS I
Risk/Return:
Trading Symbol	MSACX
ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO | CLASS A
Risk/Return:
Trading Symbol	MSIBX
EMERGING MARKETS PORTFOLIO | CLASS I
Risk/Return:
Trading Symbol	MGEMX
EMERGING MARKETS PORTFOLIO | CLASS A
Risk/Return:
Trading Symbol	MMKBX
GLOBAL FRANCHISE PORTFOLIO | CLASS I
Risk/Return:
Trading Symbol	MSFAX
GLOBAL FRANCHISE PORTFOLIO | CLASS A
Risk/Return:
Trading Symbol	MSFBX
Global Quality Portfolio | Class I
Risk/Return:
Trading Symbol	MGQIX
Global Quality Portfolio | Class A
Risk/Return:
Trading Symbol	MGQAX
Global Quality Portfolio | Class L
Risk/Return:
Trading Symbol	MGQLX
INTERNATIONAL EQUITY PORTFOLIO | CLASS I
Risk/Return:
Trading Symbol	MSIQX
INTERNATIONAL EQUITY PORTFOLIO | CLASS A
Risk/Return:
Trading Symbol	MIQBX
INTERNATIONAL SMALL CAP PORTFOLIO | CLASS I
Risk/Return:
Trading Symbol	MSISX
GROWTH PORTFOLIO | CLASS I
Risk/Return:
Trading Symbol	MSEQX
GROWTH PORTFOLIO | CLASS A
Risk/Return:
Trading Symbol	MSEGX
SMALL COMPANY GROWTH PORTFOLIO | CLASS I
Risk/Return:
Trading Symbol	MSSGX
SMALL COMPANY GROWTH PORTFOLIO | CLASS A
Risk/Return:
Trading Symbol	MSSMX
INTERNATIONAL REAL ESTATE PORTFOLIO | CLASS I
Risk/Return:
Trading Symbol	MSUAX
INTERNATIONAL REAL ESTATE PORTFOLIO | CLASS A
Risk/Return:
Trading Symbol	IERBX
U.S. REAL ESTATE PORTFOLIO | CLASS I
Risk/Return:
Trading Symbol	MSUSX
U.S. REAL ESTATE PORTFOLIO | CLASS A
Risk/Return:
Trading Symbol	MUSDX
EMERGING MARKETS DOMESTIC DEBT PORTFOLIO | CLASS I
Risk/Return:
Trading Symbol	MSIEX
EMERGING MARKETS DOMESTIC DEBT PORTFOLIO | CLASS A
Risk/Return:
Trading Symbol	IEDBX